Earnings Per Share - Computation of Basic and Diluted Earnings per Share of Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net (loss) income attributable to IGT PLC	$ (1,068,576)	$ 211,337	$ (75,574)
Denominator:
Weighted average shares, basic (in shares)	203,130	201,511	192,398
Incremental shares under stock based compensation plans (in shares)	0	703	0
Weighted average shares, diluted (in shares)	203,130	202,214	192,398
Basic earnings (loss) per share attributable to IGT (in dollars per share)	$ (5.26)	$ 1.05	$ (0.39)
Diluted earnings (loss) per share attributable to IGT (in dollars per share)	$ (5.26)	$ 1.05	$ (0.39)